Net income per share/ADS (Tables)	12 Months Ended
Dec. 31, 2024
Net income/(loss) per share
Schedule of basic and diluted net income/(loss) per share
Basic and diluted net income per share/ADS for each of the years presented are calculated as follows:

	For the year ended December 31,
	2022	2023	2024
	(RMB in millions, except share and per share data)
Net income per share
Numerator:
Net income attributable to the Company’s ordinary shareholders – basic	10,380	24,167	41,359
Impact of subsidiaries’ diluted earnings	(170)	(30)	(118)
Dilution impact of the Convertible Senior Notes	—	—	68

Net income attributable to the Company’s ordinary shareholders – diluted	10,210	24,137	41,309
Denominator:
Weighted average number of shares – basic (million shares)	3,126	3,144	2,990
Effects of dilutive securities:
Dilutive share options and RSUs (million shares)	55	27	33
Convertible Senior Notes (million shares)	—	—	53

Weighted average number of shares – diluted (million shares)	3,181	3,171	3,076
Basic net income per share attributable to the Company’s ordinary shareholders (RMB)	3.32	7.69	13.83
Diluted net income per share attributable to the Company’s ordinary shareholders (RMB)	3.21	7.61	13.43
Net income per ADS
Basic net income per ADS (RMB)	6.64	15.37	27.67
Diluted net income per ADS (RMB)	6.42	15.23	26.86